BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES	12 Months Ended
Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES

NOTE 22 - BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES

a)    Remuneration of key management personnel:

The remuneration of key management personnel (directors and members of executive management) for the years ended 31 December 2022, 2021 and 2020 are as follows;

	2022	2021	2020

Salaries and other short-term employee benefits	502,187	381,626	68,007

Salaries and other short-term employee benefits include equity settled share based payments amounting to TRY152.1 million in 2022 (2021: cash settled share based payments amounting to TRY 261.2 million and equity settled share based payments amounting to TRY 170.4 million in 2021).

b)    Balances with related parties at 31 December 2022 and 2021:

All related parties listed below are controlled by the Doğan Family members.

Due from related parties:

	2022	2021

Doğan Dış Ticaret ve Mümessillik A.Ş. (“Doğan Dış Ticaret”)	1,351	2,993
D Elektronik Şans Oyunları ve Yayıncılık A.Ş. (Nesine)	136	292
Doğan Burda Dergi Yayıncılık ve Pazarlama A.Ş. (“Doğan Burda”)	134	197
Other	97	106

	1,718	3,588

Amounts due from other related parties mainly resulted from sale of trade goods.

NOTE 22 - BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES (Continued)

Due to related parties:

	2022	2021

Doğan Yayınları Yayıncılık ve Yapımcılık Ticaret A.Ş. (“Doğan Yayıncılık”)	1,716	2,839
Doğan Şirketler Grubu Holding A.Ş.	1,533	—
Aytemiz Akaryakıt Dağıtım A.Ş.	659	—
Doğan Portal ve Elektronik Ticaret A.Ş.	516	563
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	425	253
Doğan Müzik Yapım ve Ticaret A.Ş.	299	195
Doruk Faktoring A.Ş.	—	7,342
Other	431	3,669
	5,579	14,861

Amounts due to related parties mainly resulted from purchase of inventories, advertising services, head quarter rentals, payables due to merchant financing and business combination arrangements.

c)    Significant sales to and purchases from related parties for the years ended 31 December 2022, 2021 and 2020:

All related parties listed below are controlled by the Doğan Family members.

Service and product sales to related parties:

	2022	2021	2020

Nesine	5,178	3,445	3,879
Doğan Yayıncılık	2,210	2,647	2,581
Doğan Portal ve Elektronik Ticaret A.Ş. (“Doğan Portal”)	2,001	2,623	1,457
Doğan Burda	1,878	1,480	596
Doğan Dış Ticaret	1,327	550	381
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	1,286	702	304
Değer Merkezi Hizmetler ve Yönetim A.Ş.	1,278	1,269	965
Glokal Dijital Hizmetler ve Pazarlama A.Ş.	808	1,503	1,498
Milta Turizm İşletmeleri A.Ş.	353	278	270
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	239	607	287
Suzuki Motorlu Araçlar Pazarlama A.Ş.	190	174	1,330
Aydın Doğan Vakfı	34	25	2,851
Other	2,099	1,899	2,001

	18,881	17,202	18,400

NOTE 22 - BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES (Continued)

Service and product purchases from related parties:

	2022	2021	2020

Doğan Dış Ticaret	96,371	113,022	90,577
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	23,749	25,698	35,931
Doğan Yayıncılık	11,150	12,093	14,592
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	3,444	5,203	—
Doğan Burda	1,146	1,364	1,074
Other	1,956	2,166	9,846

	137,816	159,546	152,020

Business acquisitions

Acquisition of Doruk Finansman which was acquired from Doğan Holding was separately disclosed in Note 3 – Business Combinations and it is not included in the above purchases from related parties.